PROPERTY, FURNITURE AND EQUIPMENT, NET - Schedule of Property, Furniture and Equipment and Accumulated Depreciation (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	S/ 1,438,609	S/ 1,357,525
Ending balance	2,069,017	1,438,609	S/ 1,357,525
Net carrying amount	2,069,017	1,438,609	1,357,525
Cost -
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	3,702,474	3,572,286	3,463,196
Additions	335,180	310,144	322,371
Acquisitions through business combinations, property, plant and equipment	731,716	0	455
Transfers	0	0	0
Disposals and others	(369,685)	(179,956)	(213,736)
Ending balance	4,399,685	3,702,474	3,572,286
Net carrying amount	4,399,685	3,702,474	3,572,286
Accumulated depreciation
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	2,263,865	2,214,761	2,182,098
Depreciation of the period	187,804	153,531	129,108
Disposals and others	(121,001)	(104,427)	(96,445)
Ending balance	2,330,668	2,263,865	2,214,761
Net carrying amount	2,330,668	2,263,865	S/ 2,214,761
Land
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Ending balance	529,262
Net carrying amount	529,262
Land | Cost -
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	294,154
Additions	22,824
Acquisitions through business combinations, property, plant and equipment	318,329
Transfers	0
Disposals and others	(106,045)
Ending balance	529,262	294,154
Net carrying amount	529,262	294,154
Land | Accumulated depreciation
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	0
Depreciation of the period	0
Disposals and others	0
Ending balance	0	0
Net carrying amount	0	0
Buildings and other constructions
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Ending balance	685,883
Net carrying amount	685,883
Buildings and other constructions | Cost -
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	1,174,807
Additions	73,829
Acquisitions through business combinations, property, plant and equipment	297,627
Transfers	3,922
Disposals and others	(122,792)
Ending balance	1,427,393	1,174,807
Net carrying amount	1,427,393	1,174,807
Buildings and other constructions | Accumulated depreciation
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	751,306
Depreciation of the period	15,243
Disposals and others	(25,039)
Ending balance	741,510	751,306
Net carrying amount	741,510	751,306
Installations
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Ending balance	291,146
Net carrying amount	291,146
Installations | Cost -
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	869,849
Additions	44,910
Acquisitions through business combinations, property, plant and equipment	4,067
Transfers	26,644
Disposals and others	(41,096)
Ending balance	904,374	869,849
Net carrying amount	904,374	869,849
Installations | Accumulated depreciation
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	599,278
Depreciation of the period	45,512
Disposals and others	(31,562)
Ending balance	613,228	599,278
Net carrying amount	613,228	599,278
Furniture and fixtures
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Ending balance	233,765
Net carrying amount	233,765
Furniture and fixtures | Cost -
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	505,767
Additions	55,550
Acquisitions through business combinations, property, plant and equipment	23,277
Transfers	14,916
Disposals and others	(22,247)
Ending balance	577,263	505,767
Net carrying amount	577,263	505,767
Furniture and fixtures | Accumulated depreciation
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	330,257
Depreciation of the period	35,849
Disposals and others	(22,608)
Ending balance	343,498	330,257
Net carrying amount	343,498	330,257
Computer hardware
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Ending balance	157,130
Net carrying amount	157,130
Computer hardware | Cost -
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	660,837
Additions	34,940
Acquisitions through business combinations, property, plant and equipment	7,762
Transfers	17,756
Disposals and others	(39,056)
Ending balance	682,239	660,837
Net carrying amount	682,239	660,837
Computer hardware | Accumulated depreciation
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	491,962
Depreciation of the period	70,806
Disposals and others	(37,659)
Ending balance	525,109	491,962
Net carrying amount	525,109	491,962
Vehicles and equipment
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Ending balance	69,353
Net carrying amount	69,353
Vehicles and equipment | Cost -
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	106,043
Additions	3,347
Acquisitions through business combinations, property, plant and equipment	58,828
Transfers	2,059
Disposals and others	6,399
Ending balance	176,676	106,043
Net carrying amount	176,676	106,043
Vehicles and equipment | Accumulated depreciation
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	91,062
Depreciation of the period	20,394
Disposals and others	(4,133)
Ending balance	107,323	91,062
Net carrying amount	107,323	91,062
Work in progress
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Ending balance	102,478
Net carrying amount	102,478
Work in progress | Cost -
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	91,017
Additions	99,780
Acquisitions through business combinations, property, plant and equipment	21,826
Transfers	(65,297)
Disposals and others	(44,848)
Ending balance	102,478	91,017
Net carrying amount	102,478	91,017
Work in progress | Accumulated depreciation
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Beginning balance	0
Depreciation of the period	0
Disposals and others	0
Ending balance	0	0
Net carrying amount	0	S/ 0
Foreclosed properties | Cost -
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Additions	S/ 50,500